INCOME TAX (Schedule of Deferred Income Tax Assets (liabilities)) (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Major components of tax expense (income) [abstract]
Net deferred income tax liabilities, beginning of the year	$ (27,692)	$ (23,224)
Deferred income tax expense recognized in net income for the year	(2,833)	(6,087)
Foreign exchange impact	(2,785)	1,619
Net deferred income tax liabilities, end of the year	$ (33,310)	$ (27,692)